EMPLOYEE BENEFIT PLANS - Defined benefit pension plan - Obligation (Details) - Defined benefit obligation at present value - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined benefit pension plan - Colombia
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	$ 110,018	$ 127,132
Interest cost	9,459	7,011
Benefits paid	(11,439)	(11,545)
Net actuarial (gain) / loss due to changes in assumptions	(11,321)	(7,459)
Net actuarial (gain) / loss due to plan experience	(1,636)	(5,121)
Defined obligation, unfunded as of December 31	95,081	110,018
Defined benefit pension plan - Panama
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	6,025	5,920
Interest cost	229	150
Benefits paid	(332)	(383)
Net actuarial (gain) / loss due to changes in assumptions	(1,360)	(825)
Net actuarial (gain) / loss due to plan experience	(293)	266
Foreign currency translation effect	(1,027)	(897)
Defined obligation, unfunded as of December 31	5,296	6,025
Defined benefit pension plan - Guatemala
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	52,773	30,152
Current cost of service	2,457	1,664
Interest cost	3,375	2,253
Benefits paid	(1,709)	(1,347)
Net actuarial (gain) / loss due to changes in assumptions	(30,093)	17,486
Net actuarial (gain) / loss due to plan experience	(2,122)	(3,646)
Foreign currency translation effect	6,197	6,211
Defined obligation, unfunded as of December 31	$ 30,878	$ 52,773